Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consists of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
Office electronic equipment	1,135,926	1,115,476	163,779
Office fixtures and furniture	190,994	190,994	28,042
Vehicles	1,201,452	1,201,452	176,401
Building	115,322,345	115,322,345	16,932,027
Subtotal	117,850,717	117,830,267	17,300,249
Less: accumulated depreciation	(10,407,212)	(12,288,006)	(1,804,168)
Less: accumulated impairment	(34,643,556)	(34,643,556)	(5,086,487)
Total	72,799,949	70,898,705	10,409,594